Earnings per share (basic and diluted) (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of earnings per share
The following table presents the calculation of net income applicable to the owners of the parent and basic and diluted EPS for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019

Net Income attributable to owners of the Parent	3,589,416	2,076,430	1,080,484
Basic weighted average number of outstanding shares	559,004	552,291	511,462
Basic earnings per share - R$	6.4211	3.7597	2.1125

Effect of dilution
Shared-based plan and treasury shares	14,496	6,817	248
Diluted weighted average number of outstanding shares	573,499	559,108	511,710
Diluted earnings per share - R$	6.2588	3.7138	2.1115

(i)	See on note 25, the number of XP Inc.’s outstanding common shares during the year
(ii)	See on note 32, the number of shares granted and forfeited during the year regarding XP Inc.’s Share-based plan.
(iii)	Thousands of shares.